Cover	Aug. 08, 2022
Cover [Abstract]
Entity Central Index Key	0001597313
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	ViewRay, Inc.
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37725
Entity Tax Identification Number	42-1777485
Entity Address, Address Line One	2 Thermo Fisher Way
Entity Address, City or Town	Oakwood Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146
Local Phone Number	703-3210
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	VRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
City Area Code	440